Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2016	€ 176,613	€ 4,354	€ 298,567	€ (79)	€ 13,084	€ (139,313)
Statement [LineItems]
Loss for the year	(123,897)					(123,897)
Other comprehensive loss, net of tax	65			65
Total comprehensive income/(loss)	(123,832)			65		(123,897)
Share-based payment (Note 6)	9,709				9,709
Capital increase	133,109	613	132,496
Cost of capital increase	(8,388)		(8,388)
Equity at Dec. 31, 2017	187,211	4,967	422,675	(14)	22,793	(263,210)
Statement [LineItems]
Loss for the year	(130,097)					(130,097)
Other comprehensive loss, net of tax	17			17
Total comprehensive income/(loss)	(130,080)			17		(130,097)
Share-based payment (Note 6)	19,652				19,652
Capital increase	216,385	692	215,693
Cost of capital increase	(13,118)		(13,118)
Equity at Dec. 31, 2018	280,050	5,659	625,250	3	42,445	(393,307)
Statement [LineItems]
Loss for the year	(218,016)					(218,016)
Other comprehensive loss, net of tax	(37)			(37)
Total comprehensive income/(loss)	(218,053)			(37)		(218,016)
Share-based payment (Note 6)	37,486				37,486
Capital increase	529,332	784	528,548
Cost of capital increase	(31,701)		(31,701)
Equity at Dec. 31, 2019	€ 597,114	€ 6,443	€ 1,122,097	€ (34)	€ 79,931	€ (611,323)